N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	EAIC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Apr. 13, 2026
Amendment Flag	false
C000082341 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract [1]
	Plan Type A	1.00%	3.25%
	Plan Type B	1.15%	3.00%
	Investment Options (Portfolio Fees and Expenses)	0.51%	0.84%
	Optional Benefits For An Additional Charge [2]	None	None

	1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
	2 The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Are There Ongoing Fees and Expenses?
To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract. These examples apply to both Plan Type A and Plan Type B.

PLAN TYPE A
	Lowest Annual Cost $1,380	Highest Annual Cost $3,347

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

PLAN TYPE B
	Lowest Annual Cost $1,507	Highest Annual Cost $3,175

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.

•Please note that because the PGIM Balanced Fund is closed to new investors, if you are currently invested in this fund and you transfer out, you cannot transfer back in.

•We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•For Plan Type B, if your plan terminates the group annuity contract, your benefit will terminate and the costs you paid for it will not be refunded. To avoid losing your IncomeFlex Target Benefit, you may transfer your Contract Value to an Individual Retirement Account version of this product made available to you by Us before the group annuity contract terminates.
•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.

For more information about the IncomeFlex Target Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES
What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

Plan Type A. You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59  1/2, you also may be subject to a 10% additional tax.

Plan Type B. You may withdraw money subject to any restrictions imposed by the Code and your retirement plan. For example, certain retirement plans may permit withdrawals only upon earlier of severance from employment, death, disability, attaining a minimum age or the happening of an unforeseeable emergency. Withdrawals prior to age 59  1/2 may be prohibited or subject to an additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications associated with withdrawals, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals? There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges [Text Block]
Are There Transaction Charges?
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract [1]
	Plan Type A	1.00%	3.25%
	Plan Type B	1.15%	3.00%
	Investment Options (Portfolio Fees and Expenses)	0.51%	0.84%
	Optional Benefits For An Additional Charge [2]	None	None

	1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
	2 The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Are There Ongoing Fees and Expenses?
To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract. These examples apply to both Plan Type A and Plan Type B.

PLAN TYPE A
	Lowest Annual Cost $1,380	Highest Annual Cost $3,347

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

PLAN TYPE B
	Lowest Annual Cost $1,507	Highest Annual Cost $3,175

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.

•Please note that because the PGIM Balanced Fund is closed to new investors, if you are currently invested in this fund and you transfer out, you cannot transfer back in.

•We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•For Plan Type B, if your plan terminates the group annuity contract, your benefit will terminate and the costs you paid for it will not be refunded. To avoid losing your IncomeFlex Target Benefit, you may transfer your Contract Value to an Individual Retirement Account version of this product made available to you by Us before the group annuity contract terminates.
•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.

For more information about the IncomeFlex Target Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES
What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

Plan Type A. You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59  1/2, you also may be subject to a 10% additional tax.

Plan Type B. You may withdraw money subject to any restrictions imposed by the Code and your retirement plan. For example, certain retirement plans may permit withdrawals only upon earlier of severance from employment, death, disability, attaining a minimum age or the happening of an unforeseeable emergency. Withdrawals prior to age 59  1/2 may be prohibited or subject to an additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications associated with withdrawals, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Investment Options (of Other Amount) Minimum [Percent]	0.51%
Investment Options (of Other Amount) Maximum [Percent]	0.84%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Base Contract (N-4) Footnotes [Text Block]	1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Optional Benefits Footnotes [Text Block]	2 The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract [1]
	Plan Type A	1.00%	3.25%
	Plan Type B	1.15%	3.00%
	Investment Options (Portfolio Fees and Expenses)	0.51%	0.84%
	Optional Benefits For An Additional Charge [2]	None	None

	1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
	2 The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Are There Ongoing Fees and Expenses?
To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract. These examples apply to both Plan Type A and Plan Type B.

PLAN TYPE A
	Lowest Annual Cost $1,380	Highest Annual Cost $3,347

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

PLAN TYPE B
	Lowest Annual Cost $1,507	Highest Annual Cost $3,175

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.

•Please note that because the PGIM Balanced Fund is closed to new investors, if you are currently invested in this fund and you transfer out, you cannot transfer back in.

•We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•For Plan Type B, if your plan terminates the group annuity contract, your benefit will terminate and the costs you paid for it will not be refunded. To avoid losing your IncomeFlex Target Benefit, you may transfer your Contract Value to an Individual Retirement Account version of this product made available to you by Us before the group annuity contract terminates.
•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.

For more information about the IncomeFlex Target Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES
What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

Plan Type A. You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59  1/2, you also may be subject to a 10% additional tax.

Plan Type B. You may withdraw money subject to any restrictions imposed by the Code and your retirement plan. For example, certain retirement plans may permit withdrawals only upon earlier of severance from employment, death, disability, attaining a minimum age or the happening of an unforeseeable emergency. Withdrawals prior to age 59  1/2 may be prohibited or subject to an additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications associated with withdrawals, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Risks [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract [1]
	Plan Type A	1.00%	3.25%
	Plan Type B	1.15%	3.00%
	Investment Options (Portfolio Fees and Expenses)	0.51%	0.84%
	Optional Benefits For An Additional Charge [2]	None	None

	1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
	2 The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Are There Ongoing Fees and Expenses?
To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract. These examples apply to both Plan Type A and Plan Type B.

PLAN TYPE A
	Lowest Annual Cost $1,380	Highest Annual Cost $3,347

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

PLAN TYPE B
	Lowest Annual Cost $1,507	Highest Annual Cost $3,175

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.

•Please note that because the PGIM Balanced Fund is closed to new investors, if you are currently invested in this fund and you transfer out, you cannot transfer back in.

•We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•For Plan Type B, if your plan terminates the group annuity contract, your benefit will terminate and the costs you paid for it will not be refunded. To avoid losing your IncomeFlex Target Benefit, you may transfer your Contract Value to an Individual Retirement Account version of this product made available to you by Us before the group annuity contract terminates.
•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.

For more information about the IncomeFlex Target Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES
What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

Plan Type A. You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59  1/2, you also may be subject to a 10% additional tax.

Plan Type B. You may withdraw money subject to any restrictions imposed by the Code and your retirement plan. For example, certain retirement plans may permit withdrawals only upon earlier of severance from employment, death, disability, attaining a minimum age or the happening of an unforeseeable emergency. Withdrawals prior to age 59  1/2 may be prohibited or subject to an additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications associated with withdrawals, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Investment Restrictions [Text Block]
•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.

•Please note that because the PGIM Balanced Fund is closed to new investors, if you are currently invested in this fund and you transfer out, you cannot transfer back in.

•We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Key Information, Benefit Restrictions [Text Block]
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•For Plan Type B, if your plan terminates the group annuity contract, your benefit will terminate and the costs you paid for it will not be refunded. To avoid losing your IncomeFlex Target Benefit, you may transfer your Contract Value to an Individual Retirement Account version of this product made available to you by Us before the group annuity contract terminates.
•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.

For more information about the IncomeFlex Target Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Tax Implications [Text Block]
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

Plan Type A. You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59  1/2, you also may be subject to a 10% additional tax.

Plan Type B. You may withdraw money subject to any restrictions imposed by the Code and your retirement plan. For example, certain retirement plans may permit withdrawals only upon earlier of severance from employment, death, disability, attaining a minimum age or the happening of an unforeseeable emergency. Withdrawals prior to age 59  1/2 may be prohibited or subject to an additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications associated with withdrawals, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Investment Professional Compensation [Text Block]
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. For more information about those fees and maximum charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?” later in this prospectus.

TRANSACTION EXPENSES
	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee [1]	$0	$30
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions [2] (as a percentage of Contract Value)	N/A [2]	3.5%
1Currently, we do not impose a transfer fee. However, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.
2Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?”
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES

	Plan Type A		Plan Type B
	Current	Maximum	Current	Maximum
Administrative Expenses	$0	$0	$0	$0
Base Contract Expenses [1,2]	1.00%	3.25%	1.15%	3.00%
Optional Benefit Expenses [1,3]	0.00%	0.00%	0.00%	0.00%
1Percentages noted above are percentages of daily net assets of the Contract Value.
2Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
3The Optional Benefit is the Optional Spousal Benefit.
The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Options that you may pay periodically during the time that you own the Contract. For a complete list of Variable Investment Options available under the Contract, including their annual expenses, please refer to “Appendix A: Portfolios Available Under the Contract” later in this prospectus.

ANNUAL PORTFOLIO COMPANY EXPENSES

	Minimum	Maximum
Annual Portfolio Company Expenses	0.51%	0.84%
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio company expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EXAMPLE 1 Plan Type A

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$4,192	$12,679	$21,303	$43,480
If you annuitize at the end of the applicable time period:	$4,192	$12,679	$21,303	$43,480
If you do not surrender your Contract.	$4,192	$12,679	$21,303	$43,480

EXAMPLE 2 Plan Type B

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your interest in the Contract at the end of the applicable time period:	$3,936	$11,934	$20,103	$41,299
If you annuitize at the end of the applicable time period:	$3,936	$11,934	$20,103	$41,299
If you do not surrender your interest in the Contract:	$3,936	$11,934	$20,103	$41,299

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES
	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee [1]	$0	$30
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions [2] (as a percentage of Contract Value)	N/A [2]	3.5%
1Currently, we do not impose a transfer fee. However, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.
2Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?”

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transfer Fee, Maximum [Dollars]	$ 30
Transfer Fee, Current [Dollars]	$ 0
Transfer Fee, Footnotes [Text Block]	Currently, we do not impose a transfer fee. However, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IV?”
Annual Contract Expenses [Table Text Block]

ANNUAL CONTRACT EXPENSES

	Plan Type A		Plan Type B
	Current	Maximum	Current	Maximum
Administrative Expenses	$0	$0	$0	$0
Base Contract Expenses [1,2]	1.00%	3.25%	1.15%	3.00%
Optional Benefit Expenses [1,3]	0.00%	0.00%	0.00%	0.00%
1Percentages noted above are percentages of daily net assets of the Contract Value.
2Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
3The Optional Benefit is the Optional Spousal Benefit.

Base Contract Expense, Footnotes [Text Block]	Percentages noted above are percentages of daily net assets of the Contract Value.Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Optional Benefit Expense, Footnotes [Text Block]	Percentages noted above are percentages of daily net assets of the Contract Value.The Optional Benefit is the Optional Spousal Benefit.
Annual Portfolio Company Expenses [Table Text Block]

ANNUAL PORTFOLIO COMPANY EXPENSES

	Minimum	Maximum
Annual Portfolio Company Expenses	0.51%	0.84%
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.51%
Portfolio Company Expenses Maximum [Percent]	0.84%
Surrender Example [Table Text Block]	EXAMPLE 1 Plan Type A

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$4,192	$12,679	$21,303	$43,480
If you annuitize at the end of the applicable time period:	$4,192	$12,679	$21,303	$43,480
If you do not surrender your Contract.	$4,192	$12,679	$21,303	$43,480

EXAMPLE 2 Plan Type B

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your interest in the Contract at the end of the applicable time period:	$3,936	$11,934	$20,103	$41,299
If you annuitize at the end of the applicable time period:	$3,936	$11,934	$20,103	$41,299
If you do not surrender your interest in the Contract:	$3,936	$11,934	$20,103	$41,299

Annuitize Example [Table Text Block]	EXAMPLE 1 Plan Type A

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$4,192	$12,679	$21,303	$43,480
If you annuitize at the end of the applicable time period:	$4,192	$12,679	$21,303	$43,480
If you do not surrender your Contract.	$4,192	$12,679	$21,303	$43,480

EXAMPLE 2 Plan Type B

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your interest in the Contract at the end of the applicable time period:	$3,936	$11,934	$20,103	$41,299
If you annuitize at the end of the applicable time period:	$3,936	$11,934	$20,103	$41,299
If you do not surrender your interest in the Contract:	$3,936	$11,934	$20,103	$41,299

No Surrender Example [Table Text Block]	EXAMPLE 1 Plan Type A

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$4,192	$12,679	$21,303	$43,480
If you annuitize at the end of the applicable time period:	$4,192	$12,679	$21,303	$43,480
If you do not surrender your Contract.	$4,192	$12,679	$21,303	$43,480

EXAMPLE 2 Plan Type B

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your interest in the Contract at the end of the applicable time period:	$3,936	$11,934	$20,103	$41,299
If you annuitize at the end of the applicable time period:	$3,936	$11,934	$20,103	$41,299
If you do not surrender your interest in the Contract:	$3,936	$11,934	$20,103	$41,299

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
To exercise this cancellation right, you can request a refund by returning the Contract either to the representative who sold it to you, or to the Empower Care Center at the address shown in “How To Contact Us” in Section 10, “Other Information” later in this prospectus. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Contract Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law or the Code, in the case of an IRA or Roth IRA, requires the return of your Purchase Payments, we will return the greater of the Contract Value, as described above, or the amount of your total Purchase Payments, less applicable federal and state income tax withholding. Please note that payments made directly to a plan participant are subject to a mandatory 20% federal income tax withholding. The taxpayer cannot choose to elect out of this withholding. Some states also require withholding if federal tax withholding is elected.
SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CONTRACT?
The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. While unlikely, it is possible to lose your entire investment in the Sub-account. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision. Further, we reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.
Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
The IncomeFlex Target Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•For Plan Type B, if your Plan terminates the group annuity contract, your benefit will terminate and the costs you paid for it will not be refunded. To avoid losing your IncomeFlex Target Benefit, you may transfer your Contract Value to an Individual Retirement Account version of this product made available to you by Us before the group annuity contract terminates. We will not accept transfers made after that date.
•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse’s passing.
Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
•You generally cannot change the payment stream you chose once it has begun.
•Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, such as a 403(b), the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in Section 3, “What are the Benefits available under the Contract?” later in this prospectus.
Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value	Standard	$0	$0	None
IncomeFlex Target Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	1.00% [1] Plan Type A 1.15% [1] Plan Type B	1.50% [1]	If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.
Optional Benefit [2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0% [1] Plan Type A 0% [1] Plan Type B	0% [1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
1Percentage of daily net assets of the Contract Value.
2The Optional Benefit is the Optional Spousal Benefit.
CALCULATION OF THE DEATH BENEFIT
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.
PAYOUT OPTIONS
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA, Roth IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, Roth IRA, 403(b) or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to a non-ERISA 403(b) plan or an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.
The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. If the Owner’s death is prior to the date you make your election to lock in your Annual Guaranteed Withdrawal Amount under this Annuity (the “Lock-In Date”), the Income Base and Highest Birthday Value will not transfer to the spouse, rather they will be reset based on the Contract Value at the time of death. If the Owner’s death is after the Lock-In Date and the Optional Spousal Benefit was not elected, the Annual Guaranteed Withdrawal Amount will be reset to zero and Income Base will reset based on the Contract Value at the time of death. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 72 or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
Your employment based retirement plan (Plan Type B) may provide that if you are married at the time of your death, a Death Benefit will be payable to your surviving spouse in the form of a QPSA. A QPSA is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the vested balance of the Contract Value as of the Participant’s date of death. Under ERISA, the spouse may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. See “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
Unless your retirement plan provides otherwise, a Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” If the Beneficiary fails to make any election within any time limit prescribed by or for the retirement plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.
For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Target Benefit.
BENEFICIARY
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you sign the change request form, provided that we receive the form in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Contract and IRA or Roth IRA it funds, when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?” For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
INCOMEFLEX TARGET BENEFIT
The IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating a notional value (called the “Income Base”). You are allowed to take a withdrawal equal to a percentage of the Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals).
The Income Base is used to determine the amount you may withdraw each Withdrawal Period as long as you live (the “Annual Guaranteed Withdrawal Amount”). The Income Base is equal to the greater of the Highest Birthday Value (described below) or the Contract Value on the Business Day prior to your Lock-In date. There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide an annual withdrawal amount until the last to die of you and your spouse. The Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base IncomeFlex Target Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
The Spousal Benefit is optional. You may elect this benefit only when you lock in your Annual Guaranteed Withdrawal Amount. While there is no additional daily charge for this benefit, you will have a lesser Annual Guaranteed Withdrawal Amount if you elect the Spousal Benefit than if you had not. Once elected, the Spousal Benefit may not be revoked, and the lesser Annual Guaranteed Withdrawal Amount will apply until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
The IncomeFlex Target Benefit is subject to certain restrictions described below.
This section continues with a description of the basic elements of the IncomeFlex Target Benefit, including the Income Base and the Highest Birthday Value, as well as a description of the Annual Guaranteed Withdrawal Amount. Next, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Target Benefit. If you establish both an IRA and Roth IRA funded by this Annuity, you will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract described below, will be calculated separately.
HIGHEST BIRTHDAY VALUE
The Highest Birthday Value equals the Contract Value on the Contract Date. Once the Contract Date has passed, the Highest Birthday Value will then equal the greater of the initial highest Birthday Value and the highest Contract Value attained on each Birthday, until the Lock-In Date. Until the Lock-In Date, the Highest Birthday Value attained is also increased by the amount of subsequent Purchase Payments made.
Withdrawals prior to the Lock-In Date reduce your Highest Birthday Value proportionately. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example –  Proportional Reduction of Highest Birthday Value

■ Contract Value:	$100,000
■ Withdrawal amount:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000/$100,000):	10%
■ Highest Birthday Value:	$120,000
■ Highest Birthday Value reduced by 10%, or	$12,000
■ Adjusted Highest Birthday Value:	$108,000
INCOME BASE
The Income Base is a notional value used to determine the Annual Guaranteed Withdrawal Amount. The Income Base has no cash value, you cannot withdraw your Income Base from the Contract. You may only withdraw your Contract Value.
On the Lock-In Date, your Income Base is equal to the greater of: (A) the Highest Birthday Value or (B) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). Thereafter, your Income Base may increase or decrease resulting from additional Purchase Payments, Withdrawals and/or Step-Up Amounts, as more fully discussed below. Prior to the Lock-In Date, the Income Base equals your Highest Birthday Value and is only determined for reference. In no event shall the Income Base exceed $5,000,000. We reserve the right to increase this maximum.
ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $287,500. We reserve the right to increase this maximum.
As noted above, the Income Base is not a cash amount that you can withdraw from your Contract. Rather, on your Lock-In Date, we apply the applicable Guaranteed Withdrawal Percentage to the Income Base to determine your initial Annual Guaranteed Withdrawal Amount. The percentages that will be applied to the Income Base are set forth in the chart below. You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $250. Thus, your Income Base, when multiplied by the Guaranteed Withdrawal Percentage applicable to you based on your age (or the age of the younger spouse for the Spousal Benefit) must produce an Annual Guaranteed Withdrawal Amount of at least $250 in order for you to have any available Annual Guaranteed Withdrawal Amount. If you cannot meet the $250 Annual Guaranteed Withdrawal Amount minimum, you will have paid fees for the IncomeFlex Target Benefit without being able to derive any withdrawal benefits. In the table below, we also depict the minimum Income Base needed for each age band in order for you to realize an Annual Guaranteed Withdrawal Amount.
Before purchasing the Contract, you should consider the description of Income Base above to determine your ability to lock in guaranteed withdrawals. Your ability to lock in the IncomeFlex Target Benefit is subject to certain conditions, as described below, and thus is not guaranteed. Your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined on your Lock-In Date by applying the applicable Guaranteed Withdrawal Percentage to the Income Base. The percentages that will be applied to the Income Base are set forth in the chart below. You must attain age 55 to elect a Lock-In Date. If you elect the Spousal Benefit, the age of the younger of you and your spouse would be used to determine the applicable percentage.

Age at Lock-In	Single Life	Spousal Benefit (using age of younger spouse)	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Single Life	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Spousal
55-64	4.25%	3.75%	$5,882.35	$6,666.67
65-69	5.00%	4.50%	$5,000.00	$5,555.56
70+	5.75%	5.25%	$4,347.83	$4,761.90
If your Lock-In Date is not your Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and your next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
You can increase your Annual Guaranteed Withdrawal Amount by making subsequent Purchase Payments after your Lock-In Date. Your Income Base will increase by the amount of subsequent Purchase Payments. Thus, your Annual Guaranteed Withdrawal Amount will increase by an amount determined by applying the applicable Guaranteed Withdrawal Percentage to the amount of the increase to the Income Base (the subsequent Purchase Payment amount). We will add the increase to your Income Base, which will affect your Annual Guaranteed Withdrawal Amount, on the day you make the Purchase Payment, subject to the following:
•During the Withdrawal Period you lock in guaranteed withdrawals, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and your next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately for the partial year remaining after the Purchase Payment is made. This adjustment in the initial Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
•If the Purchase Payment is made after a withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount, (an “Excess Withdrawal”), then the increase will not apply until the next Withdrawal Period.
Your Income Base and resultant Annual Guaranteed Withdrawal Amount may also increase for Step-Ups (described below under “Increase Of Income Base And Annual Guaranteed Withdrawal Amount – Step-Up”). If you wish to elect the optional Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55), initial amount, and increases due to subsequent Purchase Payments will all be based on the age of the younger of you and your spouse.
Example – Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 58 (No Spousal Benefit Elected)

Participant age:	58
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Annual Guaranteed Withdrawal Amount:	$4,250	(4.25% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.0425 (or 4.25% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $42.50, to $4,292.50.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 66 (No Spousal Benefit Elected)

Participant age:	66
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.05 (or 5% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $50, to $5,050.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 71 (No Spousal Benefit Elected)

Participant age:	71
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Annual Guaranteed Withdrawal Amount:	$5,750	(5.75% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.0575 (or 5.75% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $57.50, to $5,807.50.
SPOUSAL BENEFIT
With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage or civil union and your spouse’s or partner’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” Both you and your spouse must attain age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will be the product of the applicable Guaranteed Withdrawal Percentage (indicated in the chart above) and the Income Base. While there is no additional daily charge for this benefit, if you elect the Spousal Benefit you will have a lesser Annual Guaranteed Withdrawal Amount, based on the lesser Guaranteed Withdrawal Percentages, than if you had not elected it.
The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of both this Contract and the IRA or retirement plan it funds when you elect the benefit and when you die. If spousal consent rules apply to the employment based retirement plan in which you participate (Plan Type B), spousal consent may be necessary in order for you, or your surviving spouse, to take withdrawals from the Contract under the IncomeFlex Target Benefit, and avoid payment of your plan interest in the form of a QJSA or QPSA. See “Other Important Considerations” in this Section 3 and “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable. Once elected, the lesser Annual Guaranteed Withdrawal Amount based on the lesser Guaranteed Withdrawal Percentages will continue to apply until your Contract ends.
After your death, the IncomeFlex Spousal Benefit will continue to be paid until the death of your surviving spouse. You (during your lifetime) and your surviving spouse (after your death) may make additional Purchase Payments subject to the Guaranteed Withdrawal Percentage on the Lock-In Date. Any additional Purchase Payments made by you or your surviving spouse will increase the Annual Guaranteed Withdrawal Amount by the applicable Guaranteed Withdrawal Percentage applied to the additional Purchase Payment.
Example – Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 56

Your age:	58
Spouse age:	56
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$3,750	(3.75% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.0375 (or 3.75% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $37.50, to $3,787.50.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Your age:	66
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.0450 (or 4.50% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $45.00, to $4,545.00.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Your age:	71
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.0450 (or 4.50% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $45.00, to $4,545.00.
SURVIVING SPOUSE – DEATH PRIOR TO LOCK-IN DATE OR AFTER LOCK-IN DATE WITHOUT ELECTION OF SPOUSAL BENEFIT
If you purchase this Contract and die before the Lock-In Date, or after the Lock-In Date but without having elected the Spousal Benefit, then your surviving spouse may continue this Contract and the IncomeFlex Target Benefit, to the extent permitted by the Code and, if applicable, your retirement plan, if your surviving spouse is your Beneficiary.
Continuation of the IncomeFlex Target Benefit under this Contract is subject to the following:
•Your Income Base and Highest Birthday Value will not transfer to your surviving spouse. Rather, they will be reset based on the Contract Value at the time of your death.
•The birthday of your surviving spouse will be used to determine:
•the Highest Birthday Values under this Contract;
•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
•At the Lock-In Date, the age of your surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount, as well as increases due to subsequent Purchase Payments.
•If your surviving spouse remarries, he or she (1) will continue to be eligible to receive the Annual Guaranteed Withdrawal Amount, and (2) may elect the Spousal Benefit at the time of his or her Lock-In Date to extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
CONVERSIONS AND RECHARACTERIZATIONS – TRANSFERS AMONG THE IRA AND ROTH IRA
This Contract is designed to accept Purchase Payments made in connection with the establishment of an IRA and/or Roth IRA under this Annuity. You may only establish one IRA and one Roth IRA funded by this Annuity. If you establish both an IRA and Roth IRA, you will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract will be calculated separately. You may transfer funds from the IRA to the Roth IRA under this Annuity via a Conversion. You may also transfer current year contributions back to an IRA or Roth IRA via Recharacterization. Conversions and Recharacterizations are defined by and permitted under the Code. The transfer of guaranteed values under this Annuity due to Conversions and Recharacterizations is subject to restrictions.
If you elect to transfer 100% of the Contract Value under your IRA or Roth IRA via a Conversion and your Statuses and elections of the receiving IRA are the same, 100% of the guaranteed values would transfer to the receiving IRA or Roth IRA, as applicable. The Contract Value under the transferring contract is reduced to zero and all guarantees are cancelled. If you locked-in and elected the Spousal Benefit under the IRA or Roth IRA and transfer funds via a Conversion or Recharacterization, 100% of the guarantees will transfer only if you have locked-in with the same spouse under both transferring and receiving IRA.
If you elect to transfer less than 100% of the Contract Value under your IRA or Roth IRA via a Conversion or Recharacterization, or your Statuses and elections of the receiving IRA are not the same, the transferring amount, including all applicable taxes, will be treated as a withdrawal and will reduce your Contract Value by the transferring amount. The guaranteed values associated with the amount of Contract Value transferred will be cancelled under the transferring contract and your guarantees in that contract will be reduced proportionally; no guarantees will be transferred to the receiving contract. The transferred amount is treated as an additional Purchase Payment into the receiving IRA and will increase your Contract Value under that IRA.
Example 1 – Transferring 100% – Same Statuses and Elections

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	N/A	Yes
Spousal Benefit Elected	No	No	N/A	No
Guaranteed Withdrawal %	5%	5%	N/A	5%
Contribution Source	IRA	Roth	IRA	Roth
Contract Value	$100,000	$25,000	$0	$125,000
Annual Guaranteed Withdrawal Amount	$6,250	$3,000	$0	$9,250
Income Base	$125,000	$60,000	N/A	$185,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 100% of the IRA ($100,000) to the existing Roth IRA. The guaranteed values were combined because the transfer amount was 100% of the IRA and the Statuses and elections of both contracts are the same.
Example 2 – Transferring Less than 100% – Same Status and Elections

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	Yes	Yes
Spousal Benefit Elected	No	No	No	No
Guaranteed Withdrawal %	5%	5%	5%	5%
Contribution Source	IRA	Roth	IRA	Roth
Contract Value	$100,000	$25,000	$50,000	$75,000
Annual Guaranteed Withdrawal Amount	$6,250	$3,000	$3,125	$5,500
Income Base	$125,000	$60,000	$62,500	$110,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 50% of the IRA ($50,000) to the existing Roth IRA. Although the Statuses and elections of both contracts are the same, the guaranteed values cannot be combined because the transfer amount was less than 100% of the IRA.
Example 3 – Transferring 100% – Different Elections and Status

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	N/A	Yes
Spousal Benefit Elected	Yes	No	N/A	No
Guaranteed Withdrawal %	4.5%	5%	N/A	5%
Contribution Source	IRA	Roth	N/A	Roth
Contract Value	$100,000	$25,000	$0	$125,000
Annual Guaranteed Withdrawal Amount	$6,750	$2,500	$0	$7,500
Income Base	$150,000	$50,000	$0	$150,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 100% of the IRA ($100,000) to the existing Roth IRA. Although 100% of the IRA was transferred, the guaranteed values cannot be combined because the Statuses and elections of both contracts are not the same.
WITHDRAWALS UNDER THE INCOMEFLEX TARGET BENEFIT
The IncomeFlex Target Benefit, provided certain conditions are met, guarantees your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The IncomeFlex Target Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit. You are not required to withdraw all or any portion of the Annual Guaranteed Withdrawal Amount in any Withdrawal Period.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Income Base will be reduced proportionately, thus reducing your Annual Guaranteed Withdrawal Amount in subsequent years (except with regard to certain required minimum distributions described below under “Excess Withdrawals – Required Minimum Distributions”). This means your Income Base and thus your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal.
Withdrawal for Plan Expenses. Your plan may assess plan charges to pay for certain expenses of the plan. Your plan may authorize and direct Empower to withdraw amounts from your Contract Value to pay such plan expenses by selling units of the Separate Account.
Employment based retirement plans (Plan Type B) may provide for employer contributions subject to a vesting schedule. Forfeiture of any unvested amounts are withdrawals for purposes of the IncomeFlex Target Benefit. Therefore, the forfeiture of any unvested amounts before your Lock-In Date will reduce your Highest Birthday Value. Any unvested amounts forfeited after your Lock-In Date will be included with other cumulative withdrawals in a Withdrawal Period to determine Excess Withdrawals.
Examples – Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

■ Income Base:	$200,000
■ Guaranteed Withdrawal Percentage:	5.00%
■ Annual Guaranteed Withdrawal Amount:	$10,000
■ Withdrawal Period:	May 6, 2024 through May 5, 2025
■ Contract Value prior to withdrawal on June 10, 2024 (date of first withdrawal)	$160,000
■ Contract Value prior to withdrawal on July 12, 2024 (date of second withdrawal)	$150,000
Example 1 - Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Contract Value immediately prior to withdrawal = $160,000
•Contract Value after withdrawal = $160,000 – $9,000 = $151,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
•Income Base remains $200,000
If an additional $1,000 is withdrawn on July 11, 2024, then the following values would result:
•Contract Value immediately prior to withdrawal (reflecting $1,000 market decrease from June 10, 2024) = $150,000
•Contract Value after withdrawal = $150,000 – $1,000 = $149,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Income Base remains $200,000
Example 2 - An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Contract Value = $160,000 – $9,000 = $151,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Income Base remains $200,000
If an additional $11,000 is withdrawn on July 11, 2024, then the following values would result:
•Contract Value immediately prior to withdrawal (reflecting a $1,000 market decrease from June 10, 2024) = $150,000
•Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
•Contract Value after guaranteed portion of withdrawal = $150,000 – $1,000 = $149,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Amount of reduction to Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Withdrawal Amount = ($10,000 ÷ $149,000) × ($10,000) = $671.14
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $671.14 = $9,328.86
•Income Base is reduced by the same proportion as the reduction to Annual Guaranteed Withdrawal Amount. Reduction to Income Base = ($10,000 ÷ $149,000) × ($200,000) = $13,422.80. New Income Base = $200,000 – $13,422.80 = $186.577.20
•Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
EXCESS WITHDRAWALS – REQUIRED MINIMUM DISTRIBUTIONS
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each a “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each a “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the net actuarial value of our guarantees under the IncomeFlex Target Benefit on the RMD Calculation Date.
If the amount determined on the RMD Calculation Date is for an eligible spouse, the amount will be based on the assumption that the eligible spouse is a “spouse” for purposes of federal law. For more information, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example –  Treatment of Withdrawals Related to Required Minimum Distributions

Withdrawal Period	May 6, 2024 through May 5, 2025
Contract Value on April 11, 2024	$160,000
Contract Value on May 6, 2024	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000	(for calendar year 2024)
RMD Value	$4,000	(for calendar year 2024)
Example 1 - Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•Contract Value = $160,000 – $14,000 = $146,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 6, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Contract Value = $146,000 – $10,000 = $136,000
Example 2 - An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•$6,000 counts as an Excess Withdrawal
•Reduction of Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Guaranteed Withdrawal Amount = $6,000 ÷ $146,000 × $10,000 = $410.96
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $410.96 = $9,589.04
•Contract Value = $160,000 – $20,000 = $140,000
INCREASE OF INCOME BASE AND ANNUAL GUARANTEED WITHDRAWAL AMOUNT – STEP-UP
Your Annual Guaranteed Withdrawal Amount may increase due to positive market performance in your Variable Investment Option. On each Birthday after Lock-In, any Step-Up Amount, which represents any excess of the Contract Value over the Income Base, may increase the Income Base. If the Income Base is increased by the Step-Up Amount, then your Annual Guaranteed Withdrawal Amount immediately will increase by the amount equal to the product of (a) the Guaranteed Withdrawal Percentage, and (b) the amount of the increase in the Income Base. You may withdraw the additional Annual Guaranteed Withdrawal Amount in the Withdrawal Period during which the increase occurs, but you are not required to do so.
The Income Base will increase by effect of the Step-Up Amount automatically, unless we increase the charge for the IncomeFlex Target Benefit. If we increase the charge and you become eligible for a Step-Up, then you must choose whether or not to accept the increased charge. If you accept it, then the Income Base will increase by the amount of the Step-Up Amount and the higher charge will apply to the entire Contract Value, unless you affirmatively elect otherwise pursuant to the next paragraph.
We will provide you with 90 days notice that you are eligible for an increase in your Income Base and that by accepting the increase you will become subject to an increased IncomeFlex Target Benefit charge on the entire Contract Value. Unless you notify us in writing by the end of the 90 day period that you reject the increase of your Income Base resulting from the Step-Up Amount, we will consider you to have accepted the Step-Up Amount and the resultant increased charge. Any such increase in the IncomeFlex Target Benefit charge would be subject to the maximum charge limit set forth in the “Fee Table.” If you reject an increase in your Income Base, your rejection will be effective for that year only. Your rejection of the Step-Up Amount does not affect your eligibility for subsequent Step-Up Amounts.
Example – Step Up Calculation

Birthday	May 6
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 6, 2024	$100,000
Guaranteed Withdrawal Percentage	5%
•Step-Up Value = $100,000 × 5% = $5,000
•Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
GUARANTEES UNDER THE INCOMEFLEX TARGET BENEFIT
•If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in quarterly installments, unless you request another payment frequency.
•When the Contract Value equals zero, we will no longer accept Purchase Payments under the Contract.
OTHER IMPORTANT CONSIDERATIONS
•Withdrawals under IncomeFlex Target Benefit are subject to the terms of your retirement plan or custodial account agreement, if applicable. If spousal consent rules apply to the retirement plan in which you participate, spousal consent may be necessary in order for you, or your surviving spouse, to take withdrawals from the Contract of the Annual Guaranteed Withdrawal Amount and avoid payment of your plan interest in the form of a QJSA or QPSA. See “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” If spousal consent is not obtained, you or your surviving spouse, will not be able to take withdrawals from the Contract of the Annual Guaranteed Withdrawal Amount and your plan interest will instead be paid in the form of a QJSA or QPSA. Before investing, you should carefully consider that spousal consent rules of the Code or plan may prevent you, or your surviving spouse, from taking withdrawals from the Contract of the Annual Guaranteed Withdrawal Amount if spousal consent cannot be obtained.
•Withdrawals made while the IncomeFlex Target Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The IncomeFlex Target Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Income Base or Annual Guaranteed Withdrawal Amount.
•The IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional income base. The IncomeFlex Target Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
•We impose a charge for the IncomeFlex Target Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.
•You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Target Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
•Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
TERMINATION OF INCOMEFLEX TARGET BENEFIT AND WAITING PERIOD
Subject to the terms of your retirement plan, if applicable, you may terminate the IncomeFlex Target Benefit by surrendering your Contract. If you terminate the IncomeFlex Target Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
IncomeFlex Target Benefit terminates:
•upon an Excess Withdrawal that causes the Contract Value to be zero;
•upon your surrender of the Contract or your interest in the Contract;
•upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
•upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a Spousal Benefit; or
•upon your election to begin receiving Annuity Payments.
Under certain Contracts funding employment based retirement plans (Plan Type B), the Plan Contract Holder may exercise certain rights under the Contract, including discontinuance of employee contributions to the Contract, termination of the Contract, termination of the retirement plan and/or transfer of assets to an alternate investment or funding vehicle. Any such exercise of rights by a Plan Contract Holder may reduce or eliminate IncomeFlex Target Benefit guarantees.
We cease imposing the charge for IncomeFlex Target Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Target Benefit at any time, we may not terminate the benefit other than in the circumstances listed above. However, to the extent permitted by applicable law, we may stop offering the IncomeFlex Target Benefit by refusing new Purchase Payments, or we may increase related charges for new Purchase Payments and Step-Up transactions at any time in the future.
Currently, if you terminate the IncomeFlex Target Benefit, you will only be permitted to re-elect the benefit in another of our contracts after 90 calendar days from the date the benefit was last terminated.
Optional Benefit Expense, Footnotes [Text Block]	Percentages noted above are percentages of daily net assets of the Contract Value.The Optional Benefit is the Optional Spousal Benefit.
Benefits Description [Table Text Block]
CALCULATION OF THE DEATH BENEFIT
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.
PAYOUT OPTIONS
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA, Roth IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, Roth IRA, 403(b) or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to a non-ERISA 403(b) plan or an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.
The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. If the Owner’s death is prior to the date you make your election to lock in your Annual Guaranteed Withdrawal Amount under this Annuity (the “Lock-In Date”), the Income Base and Highest Birthday Value will not transfer to the spouse, rather they will be reset based on the Contract Value at the time of death. If the Owner’s death is after the Lock-In Date and the Optional Spousal Benefit was not elected, the Annual Guaranteed Withdrawal Amount will be reset to zero and Income Base will reset based on the Contract Value at the time of death. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 72 or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
Your employment based retirement plan (Plan Type B) may provide that if you are married at the time of your death, a Death Benefit will be payable to your surviving spouse in the form of a QPSA. A QPSA is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the vested balance of the Contract Value as of the Participant’s date of death. Under ERISA, the spouse may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. See “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
Unless your retirement plan provides otherwise, a Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” If the Beneficiary fails to make any election within any time limit prescribed by or for the retirement plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.
For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Target Benefit.
BENEFICIARY
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you sign the change request form, provided that we receive the form in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Contract and IRA or Roth IRA it funds, when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?” For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
INCOMEFLEX TARGET BENEFIT
The IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating a notional value (called the “Income Base”). You are allowed to take a withdrawal equal to a percentage of the Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals).
The Income Base is used to determine the amount you may withdraw each Withdrawal Period as long as you live (the “Annual Guaranteed Withdrawal Amount”). The Income Base is equal to the greater of the Highest Birthday Value (described below) or the Contract Value on the Business Day prior to your Lock-In date. There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide an annual withdrawal amount until the last to die of you and your spouse. The Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base IncomeFlex Target Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
The Spousal Benefit is optional. You may elect this benefit only when you lock in your Annual Guaranteed Withdrawal Amount. While there is no additional daily charge for this benefit, you will have a lesser Annual Guaranteed Withdrawal Amount if you elect the Spousal Benefit than if you had not. Once elected, the Spousal Benefit may not be revoked, and the lesser Annual Guaranteed Withdrawal Amount will apply until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
The IncomeFlex Target Benefit is subject to certain restrictions described below.
This section continues with a description of the basic elements of the IncomeFlex Target Benefit, including the Income Base and the Highest Birthday Value, as well as a description of the Annual Guaranteed Withdrawal Amount. Next, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Target Benefit. If you establish both an IRA and Roth IRA funded by this Annuity, you will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract described below, will be calculated separately.
HIGHEST BIRTHDAY VALUE
The Highest Birthday Value equals the Contract Value on the Contract Date. Once the Contract Date has passed, the Highest Birthday Value will then equal the greater of the initial highest Birthday Value and the highest Contract Value attained on each Birthday, until the Lock-In Date. Until the Lock-In Date, the Highest Birthday Value attained is also increased by the amount of subsequent Purchase Payments made.
Withdrawals prior to the Lock-In Date reduce your Highest Birthday Value proportionately. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example –  Proportional Reduction of Highest Birthday Value

■ Contract Value:	$100,000
■ Withdrawal amount:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000/$100,000):	10%
■ Highest Birthday Value:	$120,000
■ Highest Birthday Value reduced by 10%, or	$12,000
■ Adjusted Highest Birthday Value:	$108,000
INCOME BASE
The Income Base is a notional value used to determine the Annual Guaranteed Withdrawal Amount. The Income Base has no cash value, you cannot withdraw your Income Base from the Contract. You may only withdraw your Contract Value.
On the Lock-In Date, your Income Base is equal to the greater of: (A) the Highest Birthday Value or (B) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). Thereafter, your Income Base may increase or decrease resulting from additional Purchase Payments, Withdrawals and/or Step-Up Amounts, as more fully discussed below. Prior to the Lock-In Date, the Income Base equals your Highest Birthday Value and is only determined for reference. In no event shall the Income Base exceed $5,000,000. We reserve the right to increase this maximum.
ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $287,500. We reserve the right to increase this maximum.
As noted above, the Income Base is not a cash amount that you can withdraw from your Contract. Rather, on your Lock-In Date, we apply the applicable Guaranteed Withdrawal Percentage to the Income Base to determine your initial Annual Guaranteed Withdrawal Amount. The percentages that will be applied to the Income Base are set forth in the chart below. You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $250. Thus, your Income Base, when multiplied by the Guaranteed Withdrawal Percentage applicable to you based on your age (or the age of the younger spouse for the Spousal Benefit) must produce an Annual Guaranteed Withdrawal Amount of at least $250 in order for you to have any available Annual Guaranteed Withdrawal Amount. If you cannot meet the $250 Annual Guaranteed Withdrawal Amount minimum, you will have paid fees for the IncomeFlex Target Benefit without being able to derive any withdrawal benefits. In the table below, we also depict the minimum Income Base needed for each age band in order for you to realize an Annual Guaranteed Withdrawal Amount.
Before purchasing the Contract, you should consider the description of Income Base above to determine your ability to lock in guaranteed withdrawals. Your ability to lock in the IncomeFlex Target Benefit is subject to certain conditions, as described below, and thus is not guaranteed. Your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined on your Lock-In Date by applying the applicable Guaranteed Withdrawal Percentage to the Income Base. The percentages that will be applied to the Income Base are set forth in the chart below. You must attain age 55 to elect a Lock-In Date. If you elect the Spousal Benefit, the age of the younger of you and your spouse would be used to determine the applicable percentage.

Age at Lock-In	Single Life	Spousal Benefit (using age of younger spouse)	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Single Life	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Spousal
55-64	4.25%	3.75%	$5,882.35	$6,666.67
65-69	5.00%	4.50%	$5,000.00	$5,555.56
70+	5.75%	5.25%	$4,347.83	$4,761.90
If your Lock-In Date is not your Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and your next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
You can increase your Annual Guaranteed Withdrawal Amount by making subsequent Purchase Payments after your Lock-In Date. Your Income Base will increase by the amount of subsequent Purchase Payments. Thus, your Annual Guaranteed Withdrawal Amount will increase by an amount determined by applying the applicable Guaranteed Withdrawal Percentage to the amount of the increase to the Income Base (the subsequent Purchase Payment amount). We will add the increase to your Income Base, which will affect your Annual Guaranteed Withdrawal Amount, on the day you make the Purchase Payment, subject to the following:
•During the Withdrawal Period you lock in guaranteed withdrawals, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and your next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately for the partial year remaining after the Purchase Payment is made. This adjustment in the initial Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
•If the Purchase Payment is made after a withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount, (an “Excess Withdrawal”), then the increase will not apply until the next Withdrawal Period.
Your Income Base and resultant Annual Guaranteed Withdrawal Amount may also increase for Step-Ups (described below under “Increase Of Income Base And Annual Guaranteed Withdrawal Amount – Step-Up”). If you wish to elect the optional Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55), initial amount, and increases due to subsequent Purchase Payments will all be based on the age of the younger of you and your spouse.
Example – Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 58 (No Spousal Benefit Elected)

Participant age:	58
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Annual Guaranteed Withdrawal Amount:	$4,250	(4.25% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.0425 (or 4.25% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $42.50, to $4,292.50.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 66 (No Spousal Benefit Elected)

Participant age:	66
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.05 (or 5% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $50, to $5,050.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 71 (No Spousal Benefit Elected)

Participant age:	71
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Annual Guaranteed Withdrawal Amount:	$5,750	(5.75% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.0575 (or 5.75% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $57.50, to $5,807.50.
SPOUSAL BENEFIT
With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage or civil union and your spouse’s or partner’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” Both you and your spouse must attain age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will be the product of the applicable Guaranteed Withdrawal Percentage (indicated in the chart above) and the Income Base. While there is no additional daily charge for this benefit, if you elect the Spousal Benefit you will have a lesser Annual Guaranteed Withdrawal Amount, based on the lesser Guaranteed Withdrawal Percentages, than if you had not elected it.
The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of both this Contract and the IRA or retirement plan it funds when you elect the benefit and when you die. If spousal consent rules apply to the employment based retirement plan in which you participate (Plan Type B), spousal consent may be necessary in order for you, or your surviving spouse, to take withdrawals from the Contract under the IncomeFlex Target Benefit, and avoid payment of your plan interest in the form of a QJSA or QPSA. See “Other Important Considerations” in this Section 3 and “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable. Once elected, the lesser Annual Guaranteed Withdrawal Amount based on the lesser Guaranteed Withdrawal Percentages will continue to apply until your Contract ends.
After your death, the IncomeFlex Spousal Benefit will continue to be paid until the death of your surviving spouse. You (during your lifetime) and your surviving spouse (after your death) may make additional Purchase Payments subject to the Guaranteed Withdrawal Percentage on the Lock-In Date. Any additional Purchase Payments made by you or your surviving spouse will increase the Annual Guaranteed Withdrawal Amount by the applicable Guaranteed Withdrawal Percentage applied to the additional Purchase Payment.
Example – Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 56

Your age:	58
Spouse age:	56
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$3,750	(3.75% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.0375 (or 3.75% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $37.50, to $3,787.50.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Your age:	66
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.0450 (or 4.50% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $45.00, to $4,545.00.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Your age:	71
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.0450 (or 4.50% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $45.00, to $4,545.00.
SURVIVING SPOUSE – DEATH PRIOR TO LOCK-IN DATE OR AFTER LOCK-IN DATE WITHOUT ELECTION OF SPOUSAL BENEFIT
If you purchase this Contract and die before the Lock-In Date, or after the Lock-In Date but without having elected the Spousal Benefit, then your surviving spouse may continue this Contract and the IncomeFlex Target Benefit, to the extent permitted by the Code and, if applicable, your retirement plan, if your surviving spouse is your Beneficiary.
Continuation of the IncomeFlex Target Benefit under this Contract is subject to the following:
•Your Income Base and Highest Birthday Value will not transfer to your surviving spouse. Rather, they will be reset based on the Contract Value at the time of your death.
•The birthday of your surviving spouse will be used to determine:
•the Highest Birthday Values under this Contract;
•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
•At the Lock-In Date, the age of your surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount, as well as increases due to subsequent Purchase Payments.
•If your surviving spouse remarries, he or she (1) will continue to be eligible to receive the Annual Guaranteed Withdrawal Amount, and (2) may elect the Spousal Benefit at the time of his or her Lock-In Date to extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
CONVERSIONS AND RECHARACTERIZATIONS – TRANSFERS AMONG THE IRA AND ROTH IRA
This Contract is designed to accept Purchase Payments made in connection with the establishment of an IRA and/or Roth IRA under this Annuity. You may only establish one IRA and one Roth IRA funded by this Annuity. If you establish both an IRA and Roth IRA, you will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract will be calculated separately. You may transfer funds from the IRA to the Roth IRA under this Annuity via a Conversion. You may also transfer current year contributions back to an IRA or Roth IRA via Recharacterization. Conversions and Recharacterizations are defined by and permitted under the Code. The transfer of guaranteed values under this Annuity due to Conversions and Recharacterizations is subject to restrictions.
If you elect to transfer 100% of the Contract Value under your IRA or Roth IRA via a Conversion and your Statuses and elections of the receiving IRA are the same, 100% of the guaranteed values would transfer to the receiving IRA or Roth IRA, as applicable. The Contract Value under the transferring contract is reduced to zero and all guarantees are cancelled. If you locked-in and elected the Spousal Benefit under the IRA or Roth IRA and transfer funds via a Conversion or Recharacterization, 100% of the guarantees will transfer only if you have locked-in with the same spouse under both transferring and receiving IRA.
If you elect to transfer less than 100% of the Contract Value under your IRA or Roth IRA via a Conversion or Recharacterization, or your Statuses and elections of the receiving IRA are not the same, the transferring amount, including all applicable taxes, will be treated as a withdrawal and will reduce your Contract Value by the transferring amount. The guaranteed values associated with the amount of Contract Value transferred will be cancelled under the transferring contract and your guarantees in that contract will be reduced proportionally; no guarantees will be transferred to the receiving contract. The transferred amount is treated as an additional Purchase Payment into the receiving IRA and will increase your Contract Value under that IRA.
Example 1 – Transferring 100% – Same Statuses and Elections

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	N/A	Yes
Spousal Benefit Elected	No	No	N/A	No
Guaranteed Withdrawal %	5%	5%	N/A	5%
Contribution Source	IRA	Roth	IRA	Roth
Contract Value	$100,000	$25,000	$0	$125,000
Annual Guaranteed Withdrawal Amount	$6,250	$3,000	$0	$9,250
Income Base	$125,000	$60,000	N/A	$185,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 100% of the IRA ($100,000) to the existing Roth IRA. The guaranteed values were combined because the transfer amount was 100% of the IRA and the Statuses and elections of both contracts are the same.
Example 2 – Transferring Less than 100% – Same Status and Elections

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	Yes	Yes
Spousal Benefit Elected	No	No	No	No
Guaranteed Withdrawal %	5%	5%	5%	5%
Contribution Source	IRA	Roth	IRA	Roth
Contract Value	$100,000	$25,000	$50,000	$75,000
Annual Guaranteed Withdrawal Amount	$6,250	$3,000	$3,125	$5,500
Income Base	$125,000	$60,000	$62,500	$110,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 50% of the IRA ($50,000) to the existing Roth IRA. Although the Statuses and elections of both contracts are the same, the guaranteed values cannot be combined because the transfer amount was less than 100% of the IRA.
Example 3 – Transferring 100% – Different Elections and Status

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	N/A	Yes
Spousal Benefit Elected	Yes	No	N/A	No
Guaranteed Withdrawal %	4.5%	5%	N/A	5%
Contribution Source	IRA	Roth	N/A	Roth
Contract Value	$100,000	$25,000	$0	$125,000
Annual Guaranteed Withdrawal Amount	$6,750	$2,500	$0	$7,500
Income Base	$150,000	$50,000	$0	$150,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 100% of the IRA ($100,000) to the existing Roth IRA. Although 100% of the IRA was transferred, the guaranteed values cannot be combined because the Statuses and elections of both contracts are not the same.
WITHDRAWALS UNDER THE INCOMEFLEX TARGET BENEFIT
The IncomeFlex Target Benefit, provided certain conditions are met, guarantees your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The IncomeFlex Target Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit. You are not required to withdraw all or any portion of the Annual Guaranteed Withdrawal Amount in any Withdrawal Period.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Income Base will be reduced proportionately, thus reducing your Annual Guaranteed Withdrawal Amount in subsequent years (except with regard to certain required minimum distributions described below under “Excess Withdrawals – Required Minimum Distributions”). This means your Income Base and thus your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal.
Withdrawal for Plan Expenses. Your plan may assess plan charges to pay for certain expenses of the plan. Your plan may authorize and direct Empower to withdraw amounts from your Contract Value to pay such plan expenses by selling units of the Separate Account.
Employment based retirement plans (Plan Type B) may provide for employer contributions subject to a vesting schedule. Forfeiture of any unvested amounts are withdrawals for purposes of the IncomeFlex Target Benefit. Therefore, the forfeiture of any unvested amounts before your Lock-In Date will reduce your Highest Birthday Value. Any unvested amounts forfeited after your Lock-In Date will be included with other cumulative withdrawals in a Withdrawal Period to determine Excess Withdrawals.
Examples – Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

■ Income Base:	$200,000
■ Guaranteed Withdrawal Percentage:	5.00%
■ Annual Guaranteed Withdrawal Amount:	$10,000
■ Withdrawal Period:	May 6, 2024 through May 5, 2025
■ Contract Value prior to withdrawal on June 10, 2024 (date of first withdrawal)	$160,000
■ Contract Value prior to withdrawal on July 12, 2024 (date of second withdrawal)	$150,000
Example 1 - Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Contract Value immediately prior to withdrawal = $160,000
•Contract Value after withdrawal = $160,000 – $9,000 = $151,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
•Income Base remains $200,000
If an additional $1,000 is withdrawn on July 11, 2024, then the following values would result:
•Contract Value immediately prior to withdrawal (reflecting $1,000 market decrease from June 10, 2024) = $150,000
•Contract Value after withdrawal = $150,000 – $1,000 = $149,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Income Base remains $200,000
Example 2 - An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Contract Value = $160,000 – $9,000 = $151,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Income Base remains $200,000
If an additional $11,000 is withdrawn on July 11, 2024, then the following values would result:
•Contract Value immediately prior to withdrawal (reflecting a $1,000 market decrease from June 10, 2024) = $150,000
•Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
•Contract Value after guaranteed portion of withdrawal = $150,000 – $1,000 = $149,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Amount of reduction to Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Withdrawal Amount = ($10,000 ÷ $149,000) × ($10,000) = $671.14
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $671.14 = $9,328.86
•Income Base is reduced by the same proportion as the reduction to Annual Guaranteed Withdrawal Amount. Reduction to Income Base = ($10,000 ÷ $149,000) × ($200,000) = $13,422.80. New Income Base = $200,000 – $13,422.80 = $186.577.20
•Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
EXCESS WITHDRAWALS – REQUIRED MINIMUM DISTRIBUTIONS
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each a “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each a “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the net actuarial value of our guarantees under the IncomeFlex Target Benefit on the RMD Calculation Date.
If the amount determined on the RMD Calculation Date is for an eligible spouse, the amount will be based on the assumption that the eligible spouse is a “spouse” for purposes of federal law. For more information, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example –  Treatment of Withdrawals Related to Required Minimum Distributions

Withdrawal Period	May 6, 2024 through May 5, 2025
Contract Value on April 11, 2024	$160,000
Contract Value on May 6, 2024	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000	(for calendar year 2024)
RMD Value	$4,000	(for calendar year 2024)
Example 1 - Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•Contract Value = $160,000 – $14,000 = $146,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 6, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Contract Value = $146,000 – $10,000 = $136,000
Example 2 - An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•$6,000 counts as an Excess Withdrawal
•Reduction of Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Guaranteed Withdrawal Amount = $6,000 ÷ $146,000 × $10,000 = $410.96
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $410.96 = $9,589.04
•Contract Value = $160,000 – $20,000 = $140,000
INCREASE OF INCOME BASE AND ANNUAL GUARANTEED WITHDRAWAL AMOUNT – STEP-UP
Your Annual Guaranteed Withdrawal Amount may increase due to positive market performance in your Variable Investment Option. On each Birthday after Lock-In, any Step-Up Amount, which represents any excess of the Contract Value over the Income Base, may increase the Income Base. If the Income Base is increased by the Step-Up Amount, then your Annual Guaranteed Withdrawal Amount immediately will increase by the amount equal to the product of (a) the Guaranteed Withdrawal Percentage, and (b) the amount of the increase in the Income Base. You may withdraw the additional Annual Guaranteed Withdrawal Amount in the Withdrawal Period during which the increase occurs, but you are not required to do so.
The Income Base will increase by effect of the Step-Up Amount automatically, unless we increase the charge for the IncomeFlex Target Benefit. If we increase the charge and you become eligible for a Step-Up, then you must choose whether or not to accept the increased charge. If you accept it, then the Income Base will increase by the amount of the Step-Up Amount and the higher charge will apply to the entire Contract Value, unless you affirmatively elect otherwise pursuant to the next paragraph.
We will provide you with 90 days notice that you are eligible for an increase in your Income Base and that by accepting the increase you will become subject to an increased IncomeFlex Target Benefit charge on the entire Contract Value. Unless you notify us in writing by the end of the 90 day period that you reject the increase of your Income Base resulting from the Step-Up Amount, we will consider you to have accepted the Step-Up Amount and the resultant increased charge. Any such increase in the IncomeFlex Target Benefit charge would be subject to the maximum charge limit set forth in the “Fee Table.” If you reject an increase in your Income Base, your rejection will be effective for that year only. Your rejection of the Step-Up Amount does not affect your eligibility for subsequent Step-Up Amounts.
Example – Step Up Calculation

Birthday	May 6
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 6, 2024	$100,000
Guaranteed Withdrawal Percentage	5%
•Step-Up Value = $100,000 × 5% = $5,000
•Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
GUARANTEES UNDER THE INCOMEFLEX TARGET BENEFIT
•If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in quarterly installments, unless you request another payment frequency.
•When the Contract Value equals zero, we will no longer accept Purchase Payments under the Contract.
OTHER IMPORTANT CONSIDERATIONS
•Withdrawals under IncomeFlex Target Benefit are subject to the terms of your retirement plan or custodial account agreement, if applicable. If spousal consent rules apply to the retirement plan in which you participate, spousal consent may be necessary in order for you, or your surviving spouse, to take withdrawals from the Contract of the Annual Guaranteed Withdrawal Amount and avoid payment of your plan interest in the form of a QJSA or QPSA. See “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” If spousal consent is not obtained, you or your surviving spouse, will not be able to take withdrawals from the Contract of the Annual Guaranteed Withdrawal Amount and your plan interest will instead be paid in the form of a QJSA or QPSA. Before investing, you should carefully consider that spousal consent rules of the Code or plan may prevent you, or your surviving spouse, from taking withdrawals from the Contract of the Annual Guaranteed Withdrawal Amount if spousal consent cannot be obtained.
•Withdrawals made while the IncomeFlex Target Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The IncomeFlex Target Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Income Base or Annual Guaranteed Withdrawal Amount.
•The IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional income base. The IncomeFlex Target Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
•We impose a charge for the IncomeFlex Target Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.
•You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Target Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
•Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
TERMINATION OF INCOMEFLEX TARGET BENEFIT AND WAITING PERIOD
Subject to the terms of your retirement plan, if applicable, you may terminate the IncomeFlex Target Benefit by surrendering your Contract. If you terminate the IncomeFlex Target Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
IncomeFlex Target Benefit terminates:
•upon an Excess Withdrawal that causes the Contract Value to be zero;
•upon your surrender of the Contract or your interest in the Contract;
•upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
•upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a Spousal Benefit; or
•upon your election to begin receiving Annuity Payments.
Under certain Contracts funding employment based retirement plans (Plan Type B), the Plan Contract Holder may exercise certain rights under the Contract, including discontinuance of employee contributions to the Contract, termination of the Contract, termination of the retirement plan and/or transfer of assets to an alternate investment or funding vehicle. Any such exercise of rights by a Plan Contract Holder may reduce or eliminate IncomeFlex Target Benefit guarantees.
We cease imposing the charge for IncomeFlex Target Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Target Benefit at any time, we may not terminate the benefit other than in the circumstances listed above. However, to the extent permitted by applicable law, we may stop offering the IncomeFlex Target Benefit by refusing new Purchase Payments, or we may increase related charges for new Purchase Payments and Step-Up transactions at any time in the future.
Currently, if you terminate the IncomeFlex Target Benefit, you will only be permitted to re-elect the benefit in another of our contracts after 90 calendar days from the date the benefit was last terminated.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT
The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 8515 East Orchard Road, Greenwood Village, Colorado 80111. You can also request this information at no cost by calling (855) 756-4738.
The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio's past performance is not necessarily an indication of future performance.

Portfolio Type/Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years (or since inception)	10 Years (or since inception)
Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital	PGIM 60/40 Allocation Fund - Class R6[1]	0.40%	13.58%	9.03%	7.80%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC
Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital	PGIM Balanced Fund - Class Z [2] (Closed to new investors)	0.78%	15.78%	8.15%	8.51%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser); PGIM Fixed Income[3] and PGIM Limited (Fixed Income Subadvisers)
1The manager has contractually agreed, through November 30, 2026, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived an/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2026 without the prior approval of the fund's Board of Trustees.
2Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to January 31, 2027 without the prior approval of the fund's Board of Directors.
3PGIM Fixed Income is a business unit of PGIM, Inc.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 8515 East Orchard Road, Greenwood Village, Colorado 80111. You can also request this information at no cost by calling (855) 756-4738.
The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Portfolio Type/Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years (or since inception)	10 Years (or since inception)
Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital	PGIM 60/40 Allocation Fund - Class R6[1]	0.40%	13.58%	9.03%	7.80%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC
Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital	PGIM Balanced Fund - Class Z [2] (Closed to new investors)	0.78%	15.78%	8.15%	8.51%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser); PGIM Fixed Income[3] and PGIM Limited (Fixed Income Subadvisers)
1The manager has contractually agreed, through November 30, 2026, to limit Current Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived an/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to November 30, 2026 without the prior approval of the fund's Board of Trustees.
2Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to January 31, 2027 without the prior approval of the fund's Board of Directors.
3PGIM Fixed Income is a business unit of PGIM, Inc.

C000082341 [Member] | C000193228 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation The investment objective of the fund is to seek a balance between growth and conservation of capital
Portfolio Company Name [Text Block]	PGIM 60/40 Allocation Fund - Class R6[1]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	13.58%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000082341 [Member] | C000012616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Moderate Allocation The investment objective of the fund is to seek income and long-term growth of capital
Portfolio Company Name [Text Block]	PGIM Balanced Fund - Class Z [2] (Closed to new investors)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Quantitative Solutions LLC (Asset Allocation and Equity Subadviser); PGIM Fixed Income[3] and PGIM Limited (Fixed Income Subadvisers)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	8.51%
C000082341 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Guaranteed Minimum Death Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
PAYOUT OPTIONS
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA, Roth IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, Roth IRA, 403(b) or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to a non-ERISA 403(b) plan or an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.
The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. If the Owner’s death is prior to the date you make your election to lock in your Annual Guaranteed Withdrawal Amount under this Annuity (the “Lock-In Date”), the Income Base and Highest Birthday Value will not transfer to the spouse, rather they will be reset based on the Contract Value at the time of death. If the Owner’s death is after the Lock-In Date and the Optional Spousal Benefit was not elected, the Annual Guaranteed Withdrawal Amount will be reset to zero and Income Base will reset based on the Contract Value at the time of death. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 72 or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
Your employment based retirement plan (Plan Type B) may provide that if you are married at the time of your death, a Death Benefit will be payable to your surviving spouse in the form of a QPSA. A QPSA is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the vested balance of the Contract Value as of the Participant’s date of death. Under ERISA, the spouse may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. See “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
Unless your retirement plan provides otherwise, a Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” If the Beneficiary fails to make any election within any time limit prescribed by or for the retirement plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.
For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Target Benefit.
BENEFICIARY
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you sign the change request form, provided that we receive the form in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Contract and IRA or Roth IRA it funds, when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?” For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
Calculation Method of Benefit [Text Block]
CALCULATION OF THE DEATH BENEFIT
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.

C000082341 [Member] | The IncomeFlex Target Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	IncomeFlex Target Benefit (also referred to as the Base Contract Expense)
Guaranteed Minimum Death Benefit [Text Block]	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Standard Benefit Expense, Footnotes [Text Block]	Percentage of daily net assets of the Contract Value.
Brief Restrictions / Limitations [Text Block]	If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.
Name of Benefit [Text Block]	IncomeFlex Target Benefit (also referred to as the Base Contract Expense)
Operation of Benefit [Text Block]
INCOMEFLEX TARGET BENEFIT
The IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating a notional value (called the “Income Base”). You are allowed to take a withdrawal equal to a percentage of the Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals).
The Income Base is used to determine the amount you may withdraw each Withdrawal Period as long as you live (the “Annual Guaranteed Withdrawal Amount”). The Income Base is equal to the greater of the Highest Birthday Value (described below) or the Contract Value on the Business Day prior to your Lock-In date. There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide an annual withdrawal amount until the last to die of you and your spouse. The Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base IncomeFlex Target Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
The Spousal Benefit is optional. You may elect this benefit only when you lock in your Annual Guaranteed Withdrawal Amount. While there is no additional daily charge for this benefit, you will have a lesser Annual Guaranteed Withdrawal Amount if you elect the Spousal Benefit than if you had not. Once elected, the Spousal Benefit may not be revoked, and the lesser Annual Guaranteed Withdrawal Amount will apply until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?”
The IncomeFlex Target Benefit is subject to certain restrictions described below.
This section continues with a description of the basic elements of the IncomeFlex Target Benefit, including the Income Base and the Highest Birthday Value, as well as a description of the Annual Guaranteed Withdrawal Amount. Next, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Target Benefit. If you establish both an IRA and Roth IRA funded by this Annuity, you will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract described below, will be calculated separately.
HIGHEST BIRTHDAY VALUE
The Highest Birthday Value equals the Contract Value on the Contract Date. Once the Contract Date has passed, the Highest Birthday Value will then equal the greater of the initial highest Birthday Value and the highest Contract Value attained on each Birthday, until the Lock-In Date. Until the Lock-In Date, the Highest Birthday Value attained is also increased by the amount of subsequent Purchase Payments made.
Withdrawals prior to the Lock-In Date reduce your Highest Birthday Value proportionately. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example –  Proportional Reduction of Highest Birthday Value

■ Contract Value:	$100,000
■ Withdrawal amount:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000/$100,000):	10%
■ Highest Birthday Value:	$120,000
■ Highest Birthday Value reduced by 10%, or	$12,000
■ Adjusted Highest Birthday Value:	$108,000
INCOME BASE
The Income Base is a notional value used to determine the Annual Guaranteed Withdrawal Amount. The Income Base has no cash value, you cannot withdraw your Income Base from the Contract. You may only withdraw your Contract Value.
On the Lock-In Date, your Income Base is equal to the greater of: (A) the Highest Birthday Value or (B) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). Thereafter, your Income Base may increase or decrease resulting from additional Purchase Payments, Withdrawals and/or Step-Up Amounts, as more fully discussed below. Prior to the Lock-In Date, the Income Base equals your Highest Birthday Value and is only determined for reference. In no event shall the Income Base exceed $5,000,000. We reserve the right to increase this maximum.
ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $287,500. We reserve the right to increase this maximum.
As noted above, the Income Base is not a cash amount that you can withdraw from your Contract. Rather, on your Lock-In Date, we apply the applicable Guaranteed Withdrawal Percentage to the Income Base to determine your initial Annual Guaranteed Withdrawal Amount. The percentages that will be applied to the Income Base are set forth in the chart below. You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $250. Thus, your Income Base, when multiplied by the Guaranteed Withdrawal Percentage applicable to you based on your age (or the age of the younger spouse for the Spousal Benefit) must produce an Annual Guaranteed Withdrawal Amount of at least $250 in order for you to have any available Annual Guaranteed Withdrawal Amount. If you cannot meet the $250 Annual Guaranteed Withdrawal Amount minimum, you will have paid fees for the IncomeFlex Target Benefit without being able to derive any withdrawal benefits. In the table below, we also depict the minimum Income Base needed for each age band in order for you to realize an Annual Guaranteed Withdrawal Amount.
Before purchasing the Contract, you should consider the description of Income Base above to determine your ability to lock in guaranteed withdrawals. Your ability to lock in the IncomeFlex Target Benefit is subject to certain conditions, as described below, and thus is not guaranteed. Your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined on your Lock-In Date by applying the applicable Guaranteed Withdrawal Percentage to the Income Base. The percentages that will be applied to the Income Base are set forth in the chart below. You must attain age 55 to elect a Lock-In Date. If you elect the Spousal Benefit, the age of the younger of you and your spouse would be used to determine the applicable percentage.

Age at Lock-In	Single Life	Spousal Benefit (using age of younger spouse)	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Single Life	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Spousal
55-64	4.25%	3.75%	$5,882.35	$6,666.67
65-69	5.00%	4.50%	$5,000.00	$5,555.56
70+	5.75%	5.25%	$4,347.83	$4,761.90
If your Lock-In Date is not your Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and your next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
You can increase your Annual Guaranteed Withdrawal Amount by making subsequent Purchase Payments after your Lock-In Date. Your Income Base will increase by the amount of subsequent Purchase Payments. Thus, your Annual Guaranteed Withdrawal Amount will increase by an amount determined by applying the applicable Guaranteed Withdrawal Percentage to the amount of the increase to the Income Base (the subsequent Purchase Payment amount). We will add the increase to your Income Base, which will affect your Annual Guaranteed Withdrawal Amount, on the day you make the Purchase Payment, subject to the following:
•During the Withdrawal Period you lock in guaranteed withdrawals, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and your next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately for the partial year remaining after the Purchase Payment is made. This adjustment in the initial Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
•If the Purchase Payment is made after a withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount, (an “Excess Withdrawal”), then the increase will not apply until the next Withdrawal Period.
Your Income Base and resultant Annual Guaranteed Withdrawal Amount may also increase for Step-Ups (described below under “Increase Of Income Base And Annual Guaranteed Withdrawal Amount – Step-Up”). If you wish to elect the optional Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55), initial amount, and increases due to subsequent Purchase Payments will all be based on the age of the younger of you and your spouse.
WITHDRAWALS UNDER THE INCOMEFLEX TARGET BENEFIT
The IncomeFlex Target Benefit, provided certain conditions are met, guarantees your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The IncomeFlex Target Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit. You are not required to withdraw all or any portion of the Annual Guaranteed Withdrawal Amount in any Withdrawal Period.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Income Base will be reduced proportionately, thus reducing your Annual Guaranteed Withdrawal Amount in subsequent years (except with regard to certain required minimum distributions described below under “Excess Withdrawals – Required Minimum Distributions”). This means your Income Base and thus your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal.
Withdrawal for Plan Expenses. Your plan may assess plan charges to pay for certain expenses of the plan. Your plan may authorize and direct Empower to withdraw amounts from your Contract Value to pay such plan expenses by selling units of the Separate Account.
Employment based retirement plans (Plan Type B) may provide for employer contributions subject to a vesting schedule. Forfeiture of any unvested amounts are withdrawals for purposes of the IncomeFlex Target Benefit. Therefore, the forfeiture of any unvested amounts before your Lock-In Date will reduce your Highest Birthday Value. Any unvested amounts forfeited after your Lock-In Date will be included with other cumulative withdrawals in a Withdrawal Period to determine Excess Withdrawals.
Examples – Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

■ Income Base:	$200,000
■ Guaranteed Withdrawal Percentage:	5.00%
■ Annual Guaranteed Withdrawal Amount:	$10,000
■ Withdrawal Period:	May 6, 2024 through May 5, 2025
■ Contract Value prior to withdrawal on June 10, 2024 (date of first withdrawal)	$160,000
■ Contract Value prior to withdrawal on July 12, 2024 (date of second withdrawal)	$150,000
Example 1 - Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Contract Value immediately prior to withdrawal = $160,000
•Contract Value after withdrawal = $160,000 – $9,000 = $151,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
•Income Base remains $200,000
If an additional $1,000 is withdrawn on July 11, 2024, then the following values would result:
•Contract Value immediately prior to withdrawal (reflecting $1,000 market decrease from June 10, 2024) = $150,000
•Contract Value after withdrawal = $150,000 – $1,000 = $149,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Income Base remains $200,000
Example 2 - An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Contract Value = $160,000 – $9,000 = $151,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Income Base remains $200,000
If an additional $11,000 is withdrawn on July 11, 2024, then the following values would result:
•Contract Value immediately prior to withdrawal (reflecting a $1,000 market decrease from June 10, 2024) = $150,000
•Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
•Contract Value after guaranteed portion of withdrawal = $150,000 – $1,000 = $149,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Amount of reduction to Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Withdrawal Amount = ($10,000 ÷ $149,000) × ($10,000) = $671.14
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $671.14 = $9,328.86
•Income Base is reduced by the same proportion as the reduction to Annual Guaranteed Withdrawal Amount. Reduction to Income Base = ($10,000 ÷ $149,000) × ($200,000) = $13,422.80. New Income Base = $200,000 – $13,422.80 = $186.577.20
•Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
EXCESS WITHDRAWALS – REQUIRED MINIMUM DISTRIBUTIONS
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each a “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each a “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the net actuarial value of our guarantees under the IncomeFlex Target Benefit on the RMD Calculation Date.
If the amount determined on the RMD Calculation Date is for an eligible spouse, the amount will be based on the assumption that the eligible spouse is a “spouse” for purposes of federal law. For more information, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example –  Treatment of Withdrawals Related to Required Minimum Distributions

Withdrawal Period	May 6, 2024 through May 5, 2025
Contract Value on April 11, 2024	$160,000
Contract Value on May 6, 2024	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000	(for calendar year 2024)
RMD Value	$4,000	(for calendar year 2024)
Example 1 - Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•Contract Value = $160,000 – $14,000 = $146,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 6, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Contract Value = $146,000 – $10,000 = $136,000
Example 2 - An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•$6,000 counts as an Excess Withdrawal
•Reduction of Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Guaranteed Withdrawal Amount = $6,000 ÷ $146,000 × $10,000 = $410.96
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $410.96 = $9,589.04
•Contract Value = $160,000 – $20,000 = $140,000
INCREASE OF INCOME BASE AND ANNUAL GUARANTEED WITHDRAWAL AMOUNT – STEP-UP
Your Annual Guaranteed Withdrawal Amount may increase due to positive market performance in your Variable Investment Option. On each Birthday after Lock-In, any Step-Up Amount, which represents any excess of the Contract Value over the Income Base, may increase the Income Base. If the Income Base is increased by the Step-Up Amount, then your Annual Guaranteed Withdrawal Amount immediately will increase by the amount equal to the product of (a) the Guaranteed Withdrawal Percentage, and (b) the amount of the increase in the Income Base. You may withdraw the additional Annual Guaranteed Withdrawal Amount in the Withdrawal Period during which the increase occurs, but you are not required to do so.
The Income Base will increase by effect of the Step-Up Amount automatically, unless we increase the charge for the IncomeFlex Target Benefit. If we increase the charge and you become eligible for a Step-Up, then you must choose whether or not to accept the increased charge. If you accept it, then the Income Base will increase by the amount of the Step-Up Amount and the higher charge will apply to the entire Contract Value, unless you affirmatively elect otherwise pursuant to the next paragraph.
We will provide you with 90 days notice that you are eligible for an increase in your Income Base and that by accepting the increase you will become subject to an increased IncomeFlex Target Benefit charge on the entire Contract Value. Unless you notify us in writing by the end of the 90 day period that you reject the increase of your Income Base resulting from the Step-Up Amount, we will consider you to have accepted the Step-Up Amount and the resultant increased charge. Any such increase in the IncomeFlex Target Benefit charge would be subject to the maximum charge limit set forth in the “Fee Table.” If you reject an increase in your Income Base, your rejection will be effective for that year only. Your rejection of the Step-Up Amount does not affect your eligibility for subsequent Step-Up Amounts.
GUARANTEES UNDER THE INCOMEFLEX TARGET BENEFIT
•If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in quarterly installments, unless you request another payment frequency.
•When the Contract Value equals zero, we will no longer accept Purchase Payments under the Contract.
OTHER IMPORTANT CONSIDERATIONS
•Withdrawals under IncomeFlex Target Benefit are subject to the terms of your retirement plan or custodial account agreement, if applicable. If spousal consent rules apply to the retirement plan in which you participate, spousal consent may be necessary in order for you, or your surviving spouse, to take withdrawals from the Contract of the Annual Guaranteed Withdrawal Amount and avoid payment of your plan interest in the form of a QJSA or QPSA. See “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” If spousal consent is not obtained, you or your surviving spouse, will not be able to take withdrawals from the Contract of the Annual Guaranteed Withdrawal Amount and your plan interest will instead be paid in the form of a QJSA or QPSA. Before investing, you should carefully consider that spousal consent rules of the Code or plan may prevent you, or your surviving spouse, from taking withdrawals from the Contract of the Annual Guaranteed Withdrawal Amount if spousal consent cannot be obtained.
•Withdrawals made while the IncomeFlex Target Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The IncomeFlex Target Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Income Base or Annual Guaranteed Withdrawal Amount.
•The IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional income base. The IncomeFlex Target Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
•We impose a charge for the IncomeFlex Target Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.
•You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Target Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
•Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
TERMINATION OF INCOMEFLEX TARGET BENEFIT AND WAITING PERIOD
Subject to the terms of your retirement plan, if applicable, you may terminate the IncomeFlex Target Benefit by surrendering your Contract. If you terminate the IncomeFlex Target Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
IncomeFlex Target Benefit terminates:
•upon an Excess Withdrawal that causes the Contract Value to be zero;
•upon your surrender of the Contract or your interest in the Contract;
•upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
•upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a Spousal Benefit; or
•upon your election to begin receiving Annuity Payments.
Under certain Contracts funding employment based retirement plans (Plan Type B), the Plan Contract Holder may exercise certain rights under the Contract, including discontinuance of employee contributions to the Contract, termination of the Contract, termination of the retirement plan and/or transfer of assets to an alternate investment or funding vehicle. Any such exercise of rights by a Plan Contract Holder may reduce or eliminate IncomeFlex Target Benefit guarantees.
We cease imposing the charge for IncomeFlex Target Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Target Benefit at any time, we may not terminate the benefit other than in the circumstances listed above. However, to the extent permitted by applicable law, we may stop offering the IncomeFlex Target Benefit by refusing new Purchase Payments, or we may increase related charges for new Purchase Payments and Step-Up transactions at any time in the future.
Currently, if you terminate the IncomeFlex Target Benefit, you will only be permitted to re-elect the benefit in another of our contracts after 90 calendar days from the date the benefit was last terminated.
Calculation Method of Benefit [Text Block]
Example – Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 58 (No Spousal Benefit Elected)

Participant age:	58
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Annual Guaranteed Withdrawal Amount:	$4,250	(4.25% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.0425 (or 4.25% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $42.50, to $4,292.50.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 66 (No Spousal Benefit Elected)

Participant age:	66
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.05 (or 5% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $50, to $5,050.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 71 (No Spousal Benefit Elected)

Participant age:	71
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (on Lock-In Date):	$100,000	(greater of Contract Value and HBV)
Annual Guaranteed Withdrawal Amount:	$5,750	(5.75% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.0575 (or 5.75% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $57.50, to $5,807.50.
Example – Step Up Calculation

Birthday	May 6
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 6, 2024	$100,000
Guaranteed Withdrawal Percentage	5%
•Step-Up Value = $100,000 × 5% = $5,000
•Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
C000082341 [Member] | Optional Spousal Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	Percentage of daily net assets of the Contract Value. 2The Optional Benefit is the Optional Spousal Benefit.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Optional Benefit [2]
Guaranteed Minimum Death Benefit [Text Block]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	Percentage of daily net assets of the Contract Value. 2The Optional Benefit is the Optional Spousal Benefit.
Brief Restrictions / Limitations [Text Block]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
Name of Benefit [Text Block]	Optional Benefit [2]
Operation of Benefit [Text Block]
SPOUSAL BENEFIT
With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage or civil union and your spouse’s or partner’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” Both you and your spouse must attain age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will be the product of the applicable Guaranteed Withdrawal Percentage (indicated in the chart above) and the Income Base. While there is no additional daily charge for this benefit, if you elect the Spousal Benefit you will have a lesser Annual Guaranteed Withdrawal Amount, based on the lesser Guaranteed Withdrawal Percentages, than if you had not elected it.
The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of both this Contract and the IRA or retirement plan it funds when you elect the benefit and when you die. If spousal consent rules apply to the employment based retirement plan in which you participate (Plan Type B), spousal consent may be necessary in order for you, or your surviving spouse, to take withdrawals from the Contract under the IncomeFlex Target Benefit, and avoid payment of your plan interest in the form of a QJSA or QPSA. See “Other Important Considerations” in this Section 3 and “Spousal Consent Rules For Certain Retirement Plans” in Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IV?” Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable. Once elected, the lesser Annual Guaranteed Withdrawal Amount based on the lesser Guaranteed Withdrawal Percentages will continue to apply until your Contract ends.
After your death, the IncomeFlex Spousal Benefit will continue to be paid until the death of your surviving spouse. You (during your lifetime) and your surviving spouse (after your death) may make additional Purchase Payments subject to the Guaranteed Withdrawal Percentage on the Lock-In Date. Any additional Purchase Payments made by you or your surviving spouse will increase the Annual Guaranteed Withdrawal Amount by the applicable Guaranteed Withdrawal Percentage applied to the additional Purchase Payment.
SURVIVING SPOUSE – DEATH PRIOR TO LOCK-IN DATE OR AFTER LOCK-IN DATE WITHOUT ELECTION OF SPOUSAL BENEFIT
If you purchase this Contract and die before the Lock-In Date, or after the Lock-In Date but without having elected the Spousal Benefit, then your surviving spouse may continue this Contract and the IncomeFlex Target Benefit, to the extent permitted by the Code and, if applicable, your retirement plan, if your surviving spouse is your Beneficiary.
Continuation of the IncomeFlex Target Benefit under this Contract is subject to the following:
•Your Income Base and Highest Birthday Value will not transfer to your surviving spouse. Rather, they will be reset based on the Contract Value at the time of your death.
•The birthday of your surviving spouse will be used to determine:
•the Highest Birthday Values under this Contract;
•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
•At the Lock-In Date, the age of your surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount, as well as increases due to subsequent Purchase Payments.
•If your surviving spouse remarries, he or she (1) will continue to be eligible to receive the Annual Guaranteed Withdrawal Amount, and (2) may elect the Spousal Benefit at the time of his or her Lock-In Date to extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
CONVERSIONS AND RECHARACTERIZATIONS – TRANSFERS AMONG THE IRA AND ROTH IRA
This Contract is designed to accept Purchase Payments made in connection with the establishment of an IRA and/or Roth IRA under this Annuity. You may only establish one IRA and one Roth IRA funded by this Annuity. If you establish both an IRA and Roth IRA, you will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract will be calculated separately. You may transfer funds from the IRA to the Roth IRA under this Annuity via a Conversion. You may also transfer current year contributions back to an IRA or Roth IRA via Recharacterization. Conversions and Recharacterizations are defined by and permitted under the Code. The transfer of guaranteed values under this Annuity due to Conversions and Recharacterizations is subject to restrictions.
If you elect to transfer 100% of the Contract Value under your IRA or Roth IRA via a Conversion and your Statuses and elections of the receiving IRA are the same, 100% of the guaranteed values would transfer to the receiving IRA or Roth IRA, as applicable. The Contract Value under the transferring contract is reduced to zero and all guarantees are cancelled. If you locked-in and elected the Spousal Benefit under the IRA or Roth IRA and transfer funds via a Conversion or Recharacterization, 100% of the guarantees will transfer only if you have locked-in with the same spouse under both transferring and receiving IRA.
If you elect to transfer less than 100% of the Contract Value under your IRA or Roth IRA via a Conversion or Recharacterization, or your Statuses and elections of the receiving IRA are not the same, the transferring amount, including all applicable taxes, will be treated as a withdrawal and will reduce your Contract Value by the transferring amount. The guaranteed values associated with the amount of Contract Value transferred will be cancelled under the transferring contract and your guarantees in that contract will be reduced proportionally; no guarantees will be transferred to the receiving contract. The transferred amount is treated as an additional Purchase Payment into the receiving IRA and will increase your Contract Value under that IRA.
Example 1 – Transferring 100% – Same Statuses and Elections

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	N/A	Yes
Spousal Benefit Elected	No	No	N/A	No
Guaranteed Withdrawal %	5%	5%	N/A	5%
Contribution Source	IRA	Roth	IRA	Roth
Contract Value	$100,000	$25,000	$0	$125,000
Annual Guaranteed Withdrawal Amount	$6,250	$3,000	$0	$9,250
Income Base	$125,000	$60,000	N/A	$185,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 100% of the IRA ($100,000) to the existing Roth IRA. The guaranteed values were combined because the transfer amount was 100% of the IRA and the Statuses and elections of both contracts are the same.
Example 2 – Transferring Less than 100% – Same Status and Elections

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	Yes	Yes
Spousal Benefit Elected	No	No	No	No
Guaranteed Withdrawal %	5%	5%	5%	5%
Contribution Source	IRA	Roth	IRA	Roth
Contract Value	$100,000	$25,000	$50,000	$75,000
Annual Guaranteed Withdrawal Amount	$6,250	$3,000	$3,125	$5,500
Income Base	$125,000	$60,000	$62,500	$110,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 50% of the IRA ($50,000) to the existing Roth IRA. Although the Statuses and elections of both contracts are the same, the guaranteed values cannot be combined because the transfer amount was less than 100% of the IRA.
Example 3 – Transferring 100% – Different Elections and Status

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity
Lock-In Date Elected	Yes	Yes	N/A	Yes
Spousal Benefit Elected	Yes	No	N/A	No
Guaranteed Withdrawal %	4.5%	5%	N/A	5%
Contribution Source	IRA	Roth	N/A	Roth
Contract Value	$100,000	$25,000	$0	$125,000
Annual Guaranteed Withdrawal Amount	$6,750	$2,500	$0	$7,500
Income Base	$150,000	$50,000	$0	$150,000
This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 100% of the IRA ($100,000) to the existing Roth IRA. Although 100% of the IRA was transferred, the guaranteed values cannot be combined because the Statuses and elections of both contracts are not the same.
Calculation Method of Benefit [Text Block]
Example – Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 56

Your age:	58
Spouse age:	56
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$3,750	(3.75% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.0375 (or 3.75% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $37.50, to $3,787.50.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Your age:	66
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.0450 (or 4.50% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $45.00, to $4,545.00.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Your age:	71
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.0450 (or 4.50% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $45.00, to $4,545.00.

C000082341 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000082341 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

C000082341 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications, please refer to "Tax Implications" section of this table.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. While unlikely, it is possible to lose your entire investment in the Sub-account. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision. Further, we reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

C000082341 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

C000082341 [Member] | The IncomeFlex Target Benefit [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The IncomeFlex Target Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•For Plan Type B, if your Plan terminates the group annuity contract, your benefit will terminate and the costs you paid for it will not be refunded. To avoid losing your IncomeFlex Target Benefit, you may transfer your Contract Value to an Individual Retirement Account version of this product made available to you by Us before the group annuity contract terminates. We will not accept transfers made after that date.
•Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse’s passing.

C000082341 [Member] | Annuitization Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
•You generally cannot change the payment stream you chose once it has begun.
•Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.

C000082341 [Member] | Possible Adverse Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, such as a 403(b), the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.

C000082341 [Member] | Risk Of Loss Of Or Reductions To Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in Section 3, “What are the Benefits available under the Contract?” later in this prospectus.

C000082341 [Member] | Plan Type A [Member]
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	3.25%
Lowest Annual Cost [Dollars]	$ 1,380
Highest Annual Cost [Dollars]	$ 3,347
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 0
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Other Amount), Maximum [Percent]	3.25%
Base Contract Expense (of Other Amount), Minimum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,192
Surrender Expense, 3 Years, Maximum [Dollars]	12,679
Surrender Expense, 5 Years, Maximum [Dollars]	21,303
Surrender Expense, 10 Years, Maximum [Dollars]	43,480
Annuitized Expense, 1 Year, Maximum [Dollars]	4,192
Annuitized Expense, 3 Years, Maximum [Dollars]	12,679
Annuitized Expense, 5 Years, Maximum [Dollars]	21,303
Annuitized Expense, 10 Years, Maximum [Dollars]	43,480
No Surrender Expense, 1 Year, Maximum [Dollars]	4,192
No Surrender Expense, 3 Years, Maximum [Dollars]	12,679
No Surrender Expense, 5 Years, Maximum [Dollars]	21,303
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,480
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
C000082341 [Member] | Plan Type A [Member] | The IncomeFlex Target Benefit [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Other Amount), Current [Percent]	1.00%
C000082341 [Member] | Plan Type A [Member] | Optional Spousal Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
C000082341 [Member] | Plan Type B [Member]
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.15%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	3.00%
Lowest Annual Cost [Dollars]	$ 1,507
Highest Annual Cost [Dollars]	$ 3,175
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 0
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Other Amount), Maximum [Percent]	3.00%
Base Contract Expense (of Other Amount), Minimum [Percent]	1.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,936
Surrender Expense, 3 Years, Maximum [Dollars]	11,934
Surrender Expense, 5 Years, Maximum [Dollars]	20,103
Surrender Expense, 10 Years, Maximum [Dollars]	41,299
Annuitized Expense, 1 Year, Maximum [Dollars]	3,936
Annuitized Expense, 3 Years, Maximum [Dollars]	11,934
Annuitized Expense, 5 Years, Maximum [Dollars]	20,103
Annuitized Expense, 10 Years, Maximum [Dollars]	41,299
No Surrender Expense, 1 Year, Maximum [Dollars]	3,936
No Surrender Expense, 3 Years, Maximum [Dollars]	11,934
No Surrender Expense, 5 Years, Maximum [Dollars]	20,103
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 41,299
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
C000082341 [Member] | Plan Type B [Member] | The IncomeFlex Target Benefit [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Other Amount), Current [Percent]	1.15%
C000082341 [Member] | Plan Type B [Member] | Optional Spousal Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%